SEGMENTED INFORMATION	3 Months Ended
Mar. 31, 2025
Notes and other explanatory information [abstract]
SEGMENTED INFORMATION

14.	SEGMENTED INFORMATION

As at and for the three months ended March 31, 2025 the Company operates in 2 reportable segments (as at and for the year ended December 21, 2024 – 2). The Company organizes its two segments based on its product line as well as a corporate segment. The two segments are Drones and Corporate. The Drones segment derives its revenue from products and services related to the sale of unmanned aerial vehicles (UAV) while the Corporate segment includes all costs not directly associated with the Drone segment. The Company aggregates the information for the segments by analyzing the revenue stream and allocating direct costs to that respective segment. The Corporate segment is aggregated by relying on the entity that includes corporate costs (Draganfly Inc.).

Operating segments are reported in a manner consistent with the internal reporting provided to the chief operating decision maker.

Draganfly Inc.

Notes to the Condensed Consolidated Interim Financial Statements

For the Three Months Ended March 31, 2025

Expressed in Canadian Dollars (unaudited)

14.	SEGMENTED INFORMATION (CONT’D)

The board of the Company relies on executive management which assesses the financial performance and position of the group and makes strategic decisions. Executive management, which has been identified as being the chief operating decision maker, consists of the chief executive officer, chief operating officer and chief financial officer.

March 31, 2025	Drones	Corporate	Total
Sales of goods	$1,541,811	$-	$1,541,811
Provision of services	5,904	-	5,904
Total revenue	1,547,715	-	1,547,715
Segment loss (income)	1,872,918	1,295,088	3,168,006
Finance and other costs	34,031	-	34,031
Depreciation	72,221	3,195	75,416
Amortization	2,257	-	2,257
Change in fair value of derivative liability	-	157,830	157,830
Loss on write-off of notes receivable	-	25,951	25,951
Recovery of write down of inventory (note 5)	(38,666)	-	(38,666)
Net loss for the period	$1,942,761	$1,482,064	$3,424,825

March 31, 2024	Drones	Corporate	Total
Sales of goods	$1,237,948	$-	$1,237,948
Provision of services	91,633	-	91,633
Total revenue	1,329,581	-	1,329,581
Segment loss	1,240,820	(1,500,860)	(260,040)
Finance and other costs	4,825	-	4,825
Depreciation	139,109	4,013	143,122
Amortization	2,821	-	2,821
Change in fair value of derivative liability	-	1,817,569	1,817,569
Loss on write-off of notes receivable	-	6,751	6,751
Loss on write down of inventory (note 5)	148,760	-	148,760
Net loss for the period	$1,536,335	$327,473	$1,863,808

Geographic revenue is measured by aggregating sales based on the country and the entity where the sale was made.

	March 31, 2025	December 31, 2024
Non-current assets
Canada	$1,067,472	$1,117,513
	$1,067,472	$1,117,513

	For the three months ended March 31,
	2025	2024
Revenue
Canada	$1,544,083	$1,327,333
United States	3,632	2,248
	$1,547,715	$1,329,581

Draganfly Inc.

Notes to the Condensed Consolidated Interim Financial Statements

For the Three Months Ended March 31, 2025

Expressed in Canadian Dollars (unaudited)